Impairment Testing (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Intangible assets with an indefinite useful life

The carrying amounts of intangible assets with an indefinite useful life are as follows:

As at December 31
2020	2019
$ millions	$ millions

Goodwill
Phosphate Solutions	116	123
Industrial Products	94	91
Innovative Ag. Solutions	73	70
Potash	19	18
Other	18	-
	320	302

Trademarks	33	32

	353	334

Breakeven nominal after-tax discount rate	Following are the breakeven discount rates for each segment:
Breakeven nominal after-tax discount rate

Industrial Products	16.4%
Potash	12.7%
Innovative Ag. Solutions	10.4%
Phosphate Solutions	10.6%